Offerings - Offering: 1	Sep. 23, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common stock, without par value
Amount Registered | shares	62,162,162
Proposed Maximum Offering Price per Unit	9.25
Maximum Aggregate Offering Price	$ 574,999,998.50
Fee Rate	0.01476%
Amount of Registration Fee	$ 84,870.00
Offering Note	Calculated in accordance with Rule 457(o) of the Securities Act of 1933, as amended (the "Securities Act"), based on the proposed maximum aggregate offering price, and Rules 456(b) and 457(r) of the Securities Act.